PLAN AMENDMENTS AND CHANGES IN PLAN OPERATIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
PLAN AMENDMENTS AND CHANGES IN PLAN OPERATIONS	PLAN AMENDMENTS AND CHANGES IN PLAN OPERATIONSEffective August 13, 2024, the Plan document was amended for the inclusion of bonus compensation in pre-tax compensation eligible for contributions as well as the inclusion of bonus compensation for matching contributions retroactive to November 1, 2017 and January 1, 2022, respectively.